Trade and other receivables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

	December 31, 2020	December 31, 2019
Current assets	€m	€m
Trade receivables	141.2	143.6
Prepayments and accrued income	9.2	8.0
Other receivables	31.2	31.0
Tax receivable	3.4	24.1
Total current trade and other receivables	185.0	206.7
Non-current assets
Other receivables	1.1	1.9
Total non-current trade and other receivables	1.1	1.9
Total trade and other receivables	186.1	208.6

Trade receivables, prepayments and other receivables, except for those defined as non-current, are expected to be recovered in less than 12 months. Other receivables includes VAT receivable.
The aging of trade receivables is detailed below:

	Gross	Impaired	Net
December 31, 2020	€m	€m	€m
Not past due	308.6	(0.3)	308.3
Past due less than 1 month	20.5	(0.2)	20.3
Past due 1 to 3 months	4.0	(0.1)	3.9
Past due 3 to 6 months	1.1	(0.1)	1.0
Past due more than 6 months	11.9	(3.7)	8.2
Sub-total	346.1	(4.4)	341.7
Reduction in trade-terms			(200.5)
Total trade receivables			141.2
	Gross	Impaired	Net
December 31, 2019	€m	€m	€m
Not past due	288.1	(0.2)	287.9
Past due less than 1 month	32.5	(0.3)	32.2
Past due 1 to 3 months	7.5	(0.2)	7.3
Past due 3 to 6 months	3.6	(0.2)	3.4
Past due more than 6 months	7.9	(3.9)	4.0
Sub-total	339.6	(4.8)	334.8
Reduction in trade-terms			(191.2)
Total trade receivables			143.6
Reduction in trade-terms are described in Note 4(a). Trade receivables have been provided against based on expected credit losses on positions net of trade-terms, which fall into all aging categories.
The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable. The Company does not hold any collateral as security.
Debts past due are not impaired where there are eligible trade terms deductions which can be offset against them.
The Company entered into facilities with third-party banks in which the Company may sell qualifying trade debtors on a non-recourse basis. Under the terms of the agreements, the Company has transferred substantially all the credit risks and control of the receivables, which are subject to this agreement, and accordingly €nil (December 31, 2019:€nil) of trade receivables have been derecognized at the period end.
Liabilities related to contracts with customers
The Company has recognized the following liabilities related to contracts with customers:

	December 31, 2020	December 31, 2019
	€m	€m
Trade terms liabilities reported within trade receivables	(200.5)	(191.2)
Trade terms liabilities reported within trade and other payables (Note 22)	(89.7)	(59.4)
Total trade terms liabilities	(290.2)	(250.6)
Significant changes to trade terms
No significant changes to trade terms occurred in the year ended December 31, 2020.
Revenue recognized in relation to trade terms
Trade terms relate to sales made with variable consideration and are an estimate as disclosed in Note 4(a). Revenue recognized in the year ended December 31, 2020 relating to performance obligations that were satisfied in the prior year was €18.0 million (2019: €17.3 million).